Income taxes	12 Months Ended
Oct. 31, 2018
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Income taxes
Note 19	Income taxes

Total income taxes

$ millions, for the year ended October 31	2018 (1)	2017	2016
Consolidated statement of income
Provision for current income taxes
Adjustments for prior years	$(39)	$(19)	$(44)
Current income tax expense	1,392	1,160	782
	1,353	1,141	738
Provision for deferred income taxes
Adjustments for prior years	32	6	13
Effect of changes in tax rates and laws	87	3	(11)
Origination and reversal of temporary differences	(50)	12	(22)
	69	21	(20)
	1,422	1,162	718
OCI	42	166	(263)
Total comprehensive income	$1,464	$1,328	$455

(1)

Excludes loss carryforwards that were recognized directly in retained earnings relating to foreign exchange translation amounts on CIBC’s net investment in foreign operations. These amounts were previously reclassified to retained earnings as part of our transition to IFRS in 2012.

Components of income tax

$ millions, for the year ended October 31	2018	2017	2016
Current income taxes
Federal	$686	$683	$394
Provincial	467	451	259
Foreign	188	127	45
	1,341	1,261	698
Deferred income taxes
Federal	54	52	(129)
Provincial	36	33	(89)
Foreign	33	(18)	(25)
	123	67	(243)
	$1,464	$1,328	$455

The combined Canadian federal and provincial income tax rate varies each year according to changes in the statutory rates imposed by each of these jurisdictions, and according to changes in the proportion of our business carried out in each province. We are also subject to Canadian taxation on income of foreign branches.

Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.

The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:

Reconciliation of income taxes

$ millions, for the year ended October 31	2018		2017		2016
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,777	26.5%	$1,558	26.5%	$1,328	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(220)	(3.3)	(137)	(2.3)	(152)	(3.0)
Tax-exempt income	(203)	(3.0)	(219)	(3.7)	(348)	(7.0)
Disposition	(1)	–	(26)	(0.4)	(76)	(1.5)
Changes in income tax rate on deferred tax balances	88	1.3	3	–	(11)	(0.2)
Impact of equity-accounted income	(29)	(0.4)	(25)	(0.4)	(24)	(0.5)
Other	10	0.1	8	0.1	1	– (1)
Income taxes in the consolidated statement of income	$1,422	21.2%	$1,162	19.8%	$718	14.3%

(1)	Due to rounding.

Deferred income taxes

Sources of and movement in deferred tax assets and liabilities

Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Buildings and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Unearned income	Other	Total assets
2018	Balance at beginning of year under IAS 39	$245	$69	$559	$47	$124	$18	$105	$2	$1,169
	Impact of adopting IFRS 9 at November 1, 2017	7	–	–	–	20	–	–	–	27
	Balance at beginning of year under IFRS 9	252	69	559	47	144	18	105	2	1,196
	Recognized in net income	31	(53)	(45)	(31)	(60)	20	22	–	(116)
	Recognized in OCI	1	–	(87)	–	(1)	–	–	–	(87)
	Other (2)	14	(4)	10	–	(17)	–	(2)	–	1
	Balance at end of year	$298	$12	$437	$16	$66	$38	$125	$2	$994
2017	Balance at beginning of year	$227	$88	$520	$31	$25	$70	$115	$2	$1,078
	Recognized in net income	2	(14)	19	15	(26)	(49)	3	–	(50)
	Recognized in OCI	–	–	(49)	–	19	–	–	–	(30)
	Acquisitions	14	–	86	–	111	–	7	3	221
	Other (2)	2	(5)	(17)	1	(5)	(3)	(20)	(3)	(50)
	Balance at end of year	$245	$69	$559	$47	$124	$18	$105	$2	$1,169
2016	Balance at beginning of year	$208	$81	$353	$25	$2	$62	$101	$1	$833
	Recognized in net income	18	2	13	7	7	–	16	1	64
	Recognized in OCI	–	–	155	–	16	–	–	–	171
	Other (2)	1	5	(1)	(1)	–	8	(2)	–	10
	Balance at end of year	$227	$88	$520	$31	$25	$70	$115	$2	$1,078

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Buildings and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Foreign currency	Other	Total liabilities
2018	Balance at beginning of year under IFRS 9 (3)	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
	Recognized in net income	53	–	3	1	3	–	(13)	47
	Recognized in OCI	–	–	(3)	–	(2)	–	13	8
	Other (2)	(11)	5	(1)	7	4	1	(24)	(19)
	Balance at end of year	$(287)	$(47)	$(11)	$(85)	$(12)	$–	$6	$(436)
2017	Balance at beginning of year	$(158)	$(45)	$(8)	$(88)	$(54)	$24	$1	$(328)
	Recognized in net income	(19)	(3)	1	(5)	36	–	19	29
	Recognized in OCI	–	–	(5)	–	(13)	–	2	(16)
	Acquisitions	(143)	(7)	–	–	–	–	–	(150)
	Other (2)	(9)	3	2	–	14	(25)	8	(7)
	Balance at end of year	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
2016	Balance at beginning of year	$(124)	$(49)	$(13)	$(81)	$(29)	$(38)	$(20)	$(354)
	Recognized in net income	(33)	5	8	(6)	(29)	–	11	(44)
	Recognized in OCI	–	–	(5)	–	(8)	62	4	53
	Other (2)	(1)	(1)	2	(1)	12	–	6	17
	Balance at end of year	$(158)	$(45)	$(8)	$(88)	$(54)	$24	$1	$(328)

Net deferred tax assets as at October 31, 2018									$558
Net deferred tax assets as at October 31, 2017									$697
Net deferred tax assets as at October 31, 2016									$750

(1)

The tax loss carryforwards include $38 million (2017: $18 million; 2016: $70 million) that relate to operating losses (of which $2 million relate to Canada and $36 million relate to the Caribbean) that expire in various years commencing in 2019.

(2)	Includes foreign currency translation adjustments.
(3)	Transition impact from the adoption of IFRS 9 at November 1, 2017 was nil.

Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated balance sheet. As a result, the net deferred tax assets of $558 million (2017: $697 million) are presented in the consolidated balance sheet as deferred tax assets of $601 million (2017: $727 million) and deferred tax liabilities of $43 million (2017: $30 million).

Unrecognized tax losses

The amount of unused operating tax losses for which deferred tax assets have not been recognized was $1,051 million as at October 31, 2018 (2017: $1,141 million) of which nil (2017: nil) has no expiry date, and of which $1,051 million (2017: $1,141 million) expires within 10 years. These unused tax losses substantially relate to the Caribbean region.

The amount of unused capital tax losses for which deferred tax assets have not been recognized was $614 million as at October 31, 2018 (2017: nil). These unused tax losses relate to Canada.

U.S. Tax Reforms

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (U.S. tax reforms), which reduced the U.S. federal corporate income tax rate to 21% effective January 1, 2018, resulting in a significant decrease in CIBC’s U.S. deferred tax assets. The U.S. tax reforms resulted in a net expense of $90 million in the first quarter of 2018, of which $88 million was recognized in income and $2 million was recognized in OCI. The ultimate impact of the U.S. tax reforms may differ from this amount due to changes in assumptions that we have made in our estimation of this amount or as a result of guidance or interpretations that may be issued by regulatory authorities or other bodies. The U.S. tax reforms introduced other important changes to U.S. corporate income tax laws including the creation of a new Base Erosion Anti-abuse Tax (BEAT) that subjects certain payments from a U.S. corporation to foreign related parties to additional taxes. The BEAT provision is applicable to CIBC in fiscal 2019. CIBC continues to evaluate the impact of BEAT on our U.S. operations.

Enron

In prior years, the Canada Revenue Agency (CRA) issued reassessments disallowing the deduction of approximately $3 billion of the 2005 Enron settlement payments and related legal expenses. The Tax Court of Canada trial on the deductibility of the Enron payments is set to commence in January 2019. Should we successfully defend our tax filing position in its entirety, we would recognize an additional accounting tax benefit of $231 million and taxable refund interest of approximately $210 million. Should we fail to defend our position in its entirety, we would incur an additional tax expense of approximately $820 million and non-deductible interest of approximately $157 million.

Dividend Received Deduction

In prior years, the CRA reassessed CIBC approximately $298 million of additional income tax by denying the tax deductibility of certain 2011 and 2012 Canadian corporate dividends on the basis that they were part of a “dividend rental arrangement”. In March 2018, CIBC filed a Notice of Appeal with the Tax Court of Canada with respect to the 2011 taxation year. The matter is now in litigation. The circumstances of the dividends subject to the reassessments are similar to those prospectively addressed by the rules in the 2015 and 2018 Canadian federal budgets. In June 2018, the CRA reassessed CIBC in respect of the 2013 taxation year for approximately $229 million of additional taxes. It is possible that subsequent years may be reassessed for similar activities. CIBC is confident that its tax filing positions were appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.